Note 14 - Stock Warrants and Warrant Liability	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure Text Block [Abstract]
Derivatives and Fair Value [Text Block]

12. Stock Warrants and Warrant Liability

During March 2009, in connection with an equity financing, we issued Series E Warrants to purchase 334,822 shares of common stock at an exercise price of $5.36 per share. The fair value of the warrants was estimated using Black-Scholes with the following weighted average assumptions: risk-free interest rate of 2.69%, an expected life of five years; an expected volatility factor of 112% and a dividend yield of 0.0%. The value assigned to these warrants was approximately $1.0 million, of which $1.0 million was reflected as common stock warrant liability with an offset to additional paid-in capital as of the offering close date. The fair value of the warrants decreased to zero as of December 31, 2013.

On December 19, 2013 and February 25, 2014, we entered into securities purchase agreements with certain institutional accredited investors relating to the sale and issuance of a (i) convertible notes in the principal amount of $250,000, $200,000 and $300,000 that mature on December 19, 2015, February 25, 2016 and March 19, 2016, respectively and (ii) five- year warrants (with a cashless exercise feature under certain circumstances) to purchase 6,250,000, 5,000,000 and 7,500,000 shares, respectively, of our common stock at an exercise price of $0.02 per share, subject to adjustment under certain circumstances. See Note 8 for further discussion of the issuance of the convertible note.

The following table summarizes the warrant activity for the nine months ended September 30, 2014:

	Warrants for Number of Shares	Weighted-Average Exercise Price
Outstanding as of December 31, 2013	9,648,045	$0.49
Issued	12,500,000	0.02
Exercised	—	—
Cancelled/expired	—	—
Outstanding as of September 30, 2014	22,148,045	$0.23

The majority of our warrants outstanding are not exercisable for nine months from the date of issuance and are exercisable for either 4.5 years or 5 years thereafter. Our outstanding warrants expire on various dates between December 2014 and March 2019.

14. Stock Warrants and Warrant Liability

During March 2009, in connection with an equity financing, we issued Series E Warrants to purchase 334,822 shares of common stock at an exercise price of $5.36 per share. The fair value of the warrants was estimated using Black-Scholes with the following weighted average assumptions: risk-free interest rate of 2.69%, an expected life of five years; an expected volatility factor of 112% and a dividend yield of 0.0%. The value assigned to these warrants was approximately $1.0 million, of which $1.0 million was reflected as common stock warrant liability with an offset to additional paid-in capital as of the offering close date. The fair value of the warrants decreased to zero as of December 31, 2013 and we recognized a $9 favorable non-cash adjustment from the change in fair value of these warrants for the twelve months ended December 31, 2013.

On February 17, 2011, we entered into a securities purchase agreement and issued Series K Warrants to purchase up to 1,700,002 shares of common stock at an exercise price of $2.40 per share, which warrants are not exercisable until six months after issuance and have a term of five and one-half years. The fair value of the warrants was estimated using Black-Scholes with the following weighted-average assumptions:  risk-free interest rate of 1.4%, an expected life of 4.1 years; an expected volatility factor of 103.2% and a dividend yield of 0.0%. The estimated value of these warrants was approximately $2.6 million, of which $2.6 million was reflected as common stock warrant liability with an offset to preferred stock as of the offering close date. During the quarter ended March 31, 2012, 472,222 Series K Warrants were exercised at a price of $0.60 and total proceeds of approximately $283,000. As a result of the exercise, we recognized approximately $253,000 in the change in the estimated value assigned to the warrants as an increase to equity and a decrease to the warrant liability. On March 30, 2012, we entered into an Amendment to Securities Purchase Agreement with the holders of the remaining Series K warrants (Series K Amendment) reducing the exercise price to $0.40 and removing provisions for any future price adjustment to the exercise price. On March 30, 2012, the fair value of the warrants was estimated using Black-Scholes with the following weighted average assumptions: risk-free interest rate of 0.5%, an expected life of 3.0 years; an expected volatility factor of 109.3% and a dividend yield of 0.0%. The fair value of the warrants increased to approximately $481,000 as of March 30, 2012 and we recognized a $425,000 unfavorable non-cash adjustment from the change in fair value of these warrants for the three months ended March 31, 2012. As a result of the Series K Amendment, the fair value of the warrants of approximately $481,000 was reclassified from warrant liability to equity.

On December 19, 2013, we entered into a securities purchase agreement with certain institutional accredited investors relating to the sale and issuance of a (i) convertible note in the principal amount of $250,000 that matures December 19, 2015 and (ii) five- year warrant (with a cashless exercise feature under certain circumstances) to purchase 6,250,000 shares of our common stock at an exercise price of $0.02, subject to adjustment under certain circumstances. See Note 9 for further discussion of the issuance of the convertible note.

The following table summarizes the Warrant activity for the twelve months ended December 31, 2013 and 2012:

	Warrants for Number of Shares	Weighted-Average Exercise Price
Outstanding at January 1, 2012	4,106,016	$3.57
Issued	—	—
Exercised	(472,222)	(0.60)
Cancelled/expired	(235,749)	(40.32)
Outstanding at December 31, 2012	3,398,045	1.36
Issued	6,250,000	0.02
Exercised	—	—
Cancelled/expired	—	—
Outstanding at December 31, 2013	9,648,045	$0.49

The majority of our warrants outstanding are not exercisable for six months from the date of issuance and are exercisable for either 4½ years or 5 years thereafter. Our outstanding warrants expire on various dates between December 2014 and December 2018.